Schedule of Convertible Debt Discounts (Details) (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020	Oct. 28, 2020
Debt Disclosure [Abstract]
Fair value commitment shares	3,250,000	3,250,000
Fair value warrants to purchase	3,500,000	3,500,000	7,511,650